Time charter revenues and net investment in direct financing lease (Tables)	12 Months Ended
Dec. 31, 2015
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2015, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung and the Höegh Gallant during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Total
2016	$88,748
2017	88,748
2018	88,748
2019	88,748
2020	55,670
Thereafter	541,479
Total	$952,141

Schedule Of Direct Financing Lease Reflected As Net Investment [Table Text Block]
The direct financing lease is reflected on the balance sheets as net investment in direct financing lease, a receivable, as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,606)	(441,465)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,563	296,704
Principal repayment and amortization	(4,260)	(1,341)
Net investment in direct financing lease at December 31	293,303	295,363
Less: Current portion	(3,192)	(2,894)
Long term net investment in direct financing lease	$290,111	$292,469